Intangible Assets (Details) - Schedule of Future Amortization Expense of the Intangible Assets - Amortization expenses [Member] $ in Thousands	Jun. 30, 2023 USD ($)
Schedule of Future Amortization Expense of the Intangible Assets [Abstract]
2024	$ 1,697
2025	856
2026	768
2027	555
2028
Total	$ 3,876